                                                           File Number 33-71058
                                                                       811-8116


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 8

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 9

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              (Exact Name of Trust)

                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                          Worcester Massachusetts 01653
                                 (508) 855-1000
               (Registrant's telephone number including area code)

                   Abigail M. Armstrong, Secretary and Counsel
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester MA 01653
                (Name and complete address of agent for service)


               It is proposed that this filing will become effective:

               ___  immediately upon filing pursuant to paragraph (b)
               ___  on (             ) pursuant to paragraph (b)
               ___  60 days after filing pursuant to paragraph (a)(1)
               _X_  on February 1, 1998 pursuant to paragraph (a)(1)
               ___  on (date) pursuant to paragraph (a)(2) of Rule 485
               ___  this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                            VARIABLE ANNUITY CONTRACTS


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1996 was filed on February 27, 1997.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                            ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS

1...................Cover Page

2...................Special Terms

3...................Summary; Annual and Transaction Expenses

4...................Condensed Financial Information;   Performance Information

5...................Description of First Allmerica,  the Variable Account,  the
                    Trust, Fidelity VIP and T. Rowe Price.

6...................Charges and Deductions

7...................Description of the Contract

8...................Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Option; Annuity Benefit Payments

9...................Death Benefit

10..................Payments;  Computation of Values;   Distribution

11..................Surrender;  Withdrawals;  Charge For Surrender and
                    Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12..................Federal Tax Considerations

13..................Legal Matters

14..................Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15..................Cover Page

16..................Table of Contents

17..................General Information and History

18..................Services

19..................Underwriters

20..................Underwriters

21..................Performance Information

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)

22..................Annuity Payments

23..................Financial Statements

This Post-effective Amendment No. 8 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the prospectus and Statement of Additional Information of Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the prospectus and Statement of Additional Information as filed in Registrant's Post-effective Amendment No. 7 on April 30, 1997, including any current supplements, is incorporated by reference herein.

                  ALLMERICA SELECT SEPARATE ACCOUNT
           FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
           ------------------------------------------------

              SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

                                   ***

Effective February 1, 1998, one additional Sub-Account will be available under the Contract. The Sub-Account will invest exclusively in shares of the Select Value Opportunity Fund (formerly the Small-Mid Cap Value Fund) of the Allmerica Investment Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the listing of funds is revised as follows:

                                             Fund                         Investment  Adviser
                                             ----                         --------------------
 International Funds             Select International Equity Fund         Bank of Ireland  Asset
                                                                          Management Limited
                                 T. Rowe Price International Stock        Rowe Price-Fleming
                                 Portfolio                                International, Inc.

 Aggressive Growth Funds         Select Aggressive Growth Fund            Nicholas-Applegate Capital
                                                                          Management, L.P.
                                 Select Capital Appreciation Fund         Janus Capital Corporation
                                 Select Value Opportunity Fund            Cramer Rosenthal McGlynn, LLC

 Growth Funds                    Select Growth Fund                       Putnam Investment Management, Inc.
                                 Fidelity VIP Growth Portfolio            Fidelity Management and Research
                                                                          Company

 Growth and Income               Select Growth and Income Fund            John A. Levin & Co., Inc.
 Funds                           Fidelity VIP Equity-Income Portfolio     Fidelity Management and Research
                                                                          Company

 High Income Fund                Fidelity VIP High Income Portfolio       Fidelity Management and Research
                                                                          Company

 Income Fund                     Select Income Fund                       Standish, Ayer & Wood, Inc.

 Money Market Fund               Money Market Fund                        Allmerica Asset Management, Inc.


Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:

                                                                                    EXAMPLES:
                                                                                  TOTAL ANNUAL
                                                                                  EXPENSES AT
                                                                                    END OF
                                                                                   -------
                              TOTAL ANNUAL        TOTAL ANNUAL    TOTAL ANNUAL    (1)       (2)
PORTFOLIO                   INSURANCE CHARGES    FUND EXPENSES      CHARGES      1 YEAR   10 YEARS
---------                   -----------------    -------------    ------------   ------   ---------
Select Value Opportunity           1.44%             0.97%            2.41%        $84      $271
 Fund

The following is added to the list under the second paragraph of page 1 of the
Prospectus:

              FUND                        INVESTMENT ADVISER
              ----                        -------------------

 SELECT VALUE OPPORTUNITY FUND      CRAMER ROSENTHAL MCGLYNN, LLC

The definition of "UNDERLYING FUNDS (OR FUNDS)" on page 4 of the Prospectus is revised to add "Select Value Opportunity Fund" as the sixth Fund.

The number "eleven" is changed to "twelve" in the first and second sentence under "WHAT ARE MY INVESTMENT CHOICES?" on page 7 of the Prospectus and the following is added as the sixth Fund in the second sentence:

    -  Select Value Opportunity Fund
       Managed by Cramer Rosenthal McGlynn, LLC

The second paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?" on page 8 of the Prospectus is amended to read in its entirety as follows:

        Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company is the investment manager of the Trust.
        In addition, Rogers, Casey Sponsor Services, Inc., a wholly owned subsidiary of RogersCasey, provides asset allocation recommendations that may be utilized at no cost by registered representatives who are assisting clients in developing diversified portfolios. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

The following is added to the list in the fifth paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?"

        SELECT VALUE OPPORTUNITY FUND   CRAMER ROSENTHAL MCGLYNN, LLC

The following fee and expense information on the Select Value Opportunity Fund is added to the Fund Expenses table on page 11 of the Prospectus:

                                                        OTHER FUND
                                    MANAGEMENT     EXPENSES (AFTER ANY       TOTAL FUND
                                       FEE       APPLICABLE REIMBURSEMENTS)   EXPENSES
                                    -----------  ---------------------------  ----------
 Select Value Opportunity Fund **      0.85%             0.12%**                 0.97%


** The Select Value Opportunity Fund was formerly known as the "Small-Mid Cap Value Fund." Expenses shown here are the 1996 annualized expenses of the former Small-Mid Cap Value Fund. Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. has declared a voluntary expense limitation of 1.25% of average daily net assets and has agreed to limit management fees to an annual rate of 0.90% of average daily net assets. These limitations may be terminated at any time.

The following cumulative expense information is added to Examples 1 and 2 on pages 12 and 13 of the Prospectus:


                                       1 YEAR         3 YEARS       5 YEARS        10 YEARS
                                       ------         -------       -------        --------
 (1)
 Select Value Opportunity Fund            $84           $123          $157           $271

 (2)
 Select Value Opportunity Fund            $24           $ 74          $127           $271


"TABLE 1 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996 (ASSUMING COMPLETE WITHDRAWALS OF THE INVESTMENT)" and "TABLE 2 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996 (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)" are revised to add information regarding the Select Value Opportunity Fund, formerly the Small-Mid Cap Value Fund, whose inception date was 4/30/93:

 (TABLE 1)
                                 FOR YEAR                           10 YEARS OR
                                  ENDED                               SINCE
NAME OF UNDERLYING FUND          12/31/96     3 YEARS     5 YEARS    INCEPTION*
-----------------------          --------     -------     -------    -----------
Select Value Opportunity Fund      20.19%       9.27%        N/A        12.42%

 (TABLE 2)

                                 FOR YEAR                           10 YEARS OR
                                  ENDED                               SINCE
NAME OF UNDERLYING FUND          12/31/96     3 YEARS     5 YEARS    INCEPTION*
-----------------------          --------     -------     -------    -----------
Select Value Opportunity Fund       26.73%      10.65%       N/A       13.25%


The following summary of investment objectives and policies is added as the sixth summary under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 18 of the Prospectus:

        SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser is Cramer Rosenthal McGlynn, LLC.


The following information is added as the second to the last sentence in the last paragraph under "INVESTMENT ADVISORY SERVICES" on page 19 of the
Prospectus:

        The Manager's fee for the Select Value Opportunity Fund, computed daily at an annual rate based on the average daily net assets of the Fund, will be 1.00% for net
                                      3
        assets up to $100,000,000; 0.85% on the next $150,000,000; 0.80% on the next $250,000,000; 0.75% on the next $250,000,000 and 0.70% on the remainder.

The following information is added to the Sub-Adviser fee table on page 20 of the Prospectus:

 FUND                            SUB-ADVISER                      NET ASSET VALUE        RATE
 ----                            -----------                      ---------------        ----
 Select Value Opportunity        Cramer Rosenthal McGlynn, LLC    First $100 million     0.60%
                                                                  Next $150 million      0.50%
                                                                  Next $250 million      0.40%
                                                                  Next $250 million      0.375%
                                                                  Over $750 million      0.35%


The following is added to the Allmerica Select Resource I expense tables in paragraph 7 of Appendix C:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                  ------   -------   -------   ---------
 (a)
 Select Value Opportunity Fund     $84       $124      $158       $272

 (b)
 Select Value Opportunity Fund     $24       $ 75      $128       $272


                                        ***

The following paragraph is added at the end of "D. TRANSFER PRIVILEGE" on page 22 and 23 of the Prospectus:

        ASSET ALLOCATION MODEL REALLOCATIONS - If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained
        from a registered representative or  the Company.    These services
        may not be available in all states.


Supplement Dated February 1, 1998

                     ALLMERICA SELECT SEPARATE ACCOUNT
              FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
              -------------------------------------------------

              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED MAY 1, 1997

                                      ***

The third and fourth paragraphs of page 2 under "GENERAL INFORMATION AND HISTORY" are revised in their entirety to read as follows:

     Currently, 12 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") or T. Rowe Price International Series, Inc. ("T. Rowe Price").

     The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Eight different funds of the Trust are available under the Contract: Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three of the portfolios of Fidelity VIP are available under the Contract: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

Footnote 23 under "Notes to Financial Statements" on page F-37 is deleted and replaced in its entirety with the following:

     23. SUBSEQUENT EVENTS (UNAUDITED)

     On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

     On July 16, 1997, Allmerica Financial Corporation ("AFC") announced the closing of the merger ("Merger") of Allmerica P&C and AFC.
     Through the transaction, AFC acquired the approximately 24.2 million shares of Allmerica P&C that it did not already own ,indirectly through FAFLIC, for approximately $426 million in cash and 9.7 million shares of AFC common stock. On July 15, 1997, the Certificate of Incorporation of Allmerica P&C was amended and restated to authorize a Class B Common Stock of Allmerica P&C, $5.00 par value. Immediately prior to consummation of the Merger, each share of Allmerica P&C Common Stock owned by AFC and its subsidiaries was exchanged for one share of Class B Common Stock.

     In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.


Supplement Dated February 1, 1998

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for First Allmerica Financial Life Insurance Company and for Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company were previously filed on April 30, 1997 in Post-effective Amendment No. 7 and are incorporated by reference herein.

          Financial Statements Included in Part C
          None


     (b)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on May 11, 1992 in Registrant's Initial Registration Statement and is incorporated herein by reference.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

     EXHIBIT 3 Underwriting and Administrative Services Agreement was previously filed on November 1, 1993 and is herein incorporated by reference. Broker's Agreement was previously filed on May 11, 1992 in Registrant's Initial Registration Statement and is incorporated herein by reference.


     EXHIBIT 4 Specimen Generic Policy Form A3020-94 GRC was previously filed on November 1, 1993, and is incorporated herein by reference. Specimen Policy Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 and is incorporated by reference herein.

     EXHIBIT 5      Specimen  Generic   Application  Form  was  previously
                    filed on November 1, 1993, and is herein incorporated by reference. Specimen Application Form B is was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 and is incorporated by reference herein.


     EXHIBIT 6 The Depositor's Articles of Incorporation were previously filed on April 30, 1996 in Post-Effective Amendment No. 4, which was effective on October 16, 1995 and is incorporated herein by reference. Revised Bylaws were filed on April 30, 1996 in Post-Effective Amendment No. 4 and are incorporated herein by reference.

     EXHIBIT 7      Not Applicable.

     EXHIBIT 8      (a)  AUV Calculation Services Agreement with The Shareholder
                         Services Group dated March 31, 1995 was previously filed on April 12, 1995 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

                    (b) Fidelity Services Agreement was filed on April 30, 1996 in Post-Effective Amendment No. 4 and is incorporated herein by reference.

                    (c) An Amendment to the Fidelity Service Agreement effective as of January 1, 1997 was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 and is incorporated by reference herein.

                    (d) A proposed form of the Fidelity Service Contract was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 and is incorporated by reference herein.

                    (e) A proposed form of the T. Rowe Price Agreement was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 and is incorporated by reference herein.


     EXHIBIT 9      Consent and Opinion of Counsel is filed herewith.

     EXHIBIT 10     Consent  of  Independent  Accountants is filed herewith.

     EXHIBIT 11     None.

     EXHIBIT 12     None.

     EXHIBIT 13     Not applicable.

     EXHIBIT 14     Not Applicable.


     Exhibit 15 Form of Participation Agreement between the Company (formerly known as SMA Life) and Allmerica Investment Trust was previously filed on April 1, 1991 in Registration Statement No. 33-39702 and is incorporated by reference herein. Form of Participation Agreement between the Company and Fidelity VIP, and an Amendment thereto, was previously filed in Post-effective Amendment No. 6, Registration No. 33-47216 on April 25, 1995 and are incorporated by reference herein. Form of Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed in Post-effective Amendment No. 2 on April 13, 1995 and is incorporated by reference herein.



ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


                   NAME AND POSITION                           PRINCIPAL OCCUPATION(S) DURING
                      WITH COMPANY                                    PAST FIVE YEARS
                   -----------------                           ------------------------------

Bruce C. Anderson                                           Director of First Allmerica since 1996; Vice President, First Allmerica
  Director and Vice President                               since 1984

Abigail M. Armstrong                                        Secretary of First Allmerica since 1996; Counsel, First Allmerica
  Secretary and Counsel                                     since 1991

Robert E. Bruce                                             Director and Chief Information Officer of First  Allmerica since 1997;
  Director                                                  Vice President of First Allmerica since 1995; Corporate Manager,
                                                            Digital Equipment Corporation 1979 to 1995

John P. Kavanaugh                                           Director and Chief Investment Officer of First Allmerica since 1996;
  Director, Vice President and                              Vice President, First Allmerica since 1991
  Chief Investment Officer

John F. Kelly                                               Director of First Allmerica since 1996; Senior Vice President, General
  Director, Senior Vice President and                       Counsel and Assistant Secretary, First Allmerica since 1991
  General Counsel

J. Barry May                                                Director of First Allmerica since 1996; Director and President, The
  Director                                                  Hanover Insurance Company since 1996; Vice President, The Hanover
                                                            Insurance Company, 1993 to 1996;  General Manager, The Hanover
                                                            Insurance Company 1989 to 1993

James R. McAuliffe                                          Director of First Allmerica since 1996; President and CEO, Citizens
  Director                                                  Insurance Company of America since 1994; Vice President 1982 to 1994 and Chief Investment Officer, First Allmerica 1986 to 1994


John F. O'Brien                                             Director, Chairman of the Board, President and Chief Executive Officer,
  Director, Chairman of the Board,                          First Allmerica since 1989
  President and Chief Executive Officer

Edward J. Parry, III                                        Director and Chief Financial Officer of First Allmerica since 1996;
  Director, Vice President and                              Vice President and Treasurer, First Allmerica since 1993
  Chief Financial Officer

Richard M. Reilly                                           Director of First Allmerica since 1996; Vice President, First Allmerica
  Director and Vice President                               since 1990; Director, Allmerica Investments, Inc. since 1990; Director and President, Allmerica Investment Management Company, Inc. since 1990


Eric A. Simonsen                                            Director of First Allmerica since 1996; Vice President, First Allmerica
  Director and Vice President                               since 1990; Chief Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                                            Director of First Allmerica since 1996; Vice President, First Allmerica
  Director and Vice President                               since 1987

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT


                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ________________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica    First Sterling
                            Funding Corp.      Financial Life    Trust I      Services      Reinsurance
                                                 Insurance                  Corporation    Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts      Bermuda
                                                      |
                            _______________________________________________
40.5%                             |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
       59.5%               100%               99.2%                 100%                  100%               100%
     Allmerica        Sterling Risk         Allmerica            Somerset             Allmerica           Allmerica
     Property           Management             Trust            Square, Inc.         Financial Life      Institutional
    & Casualty        Services, Inc.       Company, N.A.                             Insurance and      Services, Inc.
  Companies, Inc.                                                                   Annuity Company
                                             Federally
     Delaware            Delaware            Chartered         Massachusetts            Delaware         Massachusetts
         |
___________________________________________________________________________
         |                  |                   |                    |
       100%                100%                100%                 100%
        APC             The Hanover          Allmerica           Citizens
   Funding Corp.         Insurance           Financial           Insurance
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois
                             |
______________________________________________________________________________________________________________________
        |                   |                   |                    |                     |                  |
       100%                100%                100%                 100%                 82.5%               100%
     Allmerica           Allmerica          The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial             Plus              American            Insurance            Corporation        Bay Insurance
      Benefit            Insurance           Insurance           Management                                 Company
     Insurance         Agency, Inc.           Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan

July 31, 1997

                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ______________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                            Funding Corp.      Financial Life    Trust I      Services     Reinsurance
                                                 Insurance                  Corporation   Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts    Bermuda
                                                      |
                            _______________________________________________
                                                                   |
                                                                  100%
                                                                  SMA
                                                               Financial Corp.

                                                               Massachusetts
                                                                    |
________________________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |           |
       100%                100%                100%                 100%                  100%                100%        100%
     Allmerica           Allmerica           Allmerica           Allmerica               Linder            Allmerica    Allmerica
    Investments,        Investment             Asset         Financial Services          Skokie              Asset       Benefits,
       Inc.             Management          Management,          Insurance            Real Estate         Management,      Inc.
                       Company, Inc.            Inc.            Agency, Inc.          Corporation           Limited

   Massachusetts       Massachusetts       Massachusetts       Massachusetts         Massachusetts          Bermuda       Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                       Beltsville
                         AAM High                                                        Drive
                        Yield Fund,                                                    Properties
                          L.L.C.                                                        Limited
                                                                                      Partnership
                       Massachusetts
                                                                                        Delaware
                   LLC established for the benefit of
                   First Allmerica, Allmerica                                    Limited partnership involving First Allmerica, as
                   Financial Life, Hanover and                                   general partner and Allmerica Financial Life as
                   Citizens                                                      limited partner

                     FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY



                     NAME                              ADDRESS                       TYPE OF BUSINESS
                     ----                              -------                       ----------------

AAM Equity Fund                                   440 Lincoln Street            Massachusetts Grantor Trust
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street            Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street            Investment advisory services
                                                  Worcester MA 01653


Allmerica Asset Management, Inc.                  440 Lincoln Street            Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street            Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street
                                                  Worcester MA 01653            Massachusetts Grantor Trust

Allmerica Financial Alliance Insurance Company    100 North Parkway             Multi-line property and casualty insurance
                                                  Worcester MA 01605

Allmerica Financial Benefit Insurance Company     100 North Parkway             Multi-line property and casualty insurance
                                                  Worcester MA 01605

Allmerica Financial Corporation                   440 Lincoln Street            Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance Brokers, Inc.       440 Lincoln Street            Insurance Broker
                                                  Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street            Life insurance, accident and health insurance,
and Annuity Company (formerly known               Worcester MA 01653            annuities, variable annuities and variable life
as SMA Life Assurance Company)                                                  insurance

Allmerica Financial Services                      440 Lincoln Street            Insurance Agency
Insurance Agency, Inc.                            Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street            Special purpose funding vehicle for commercial paper
                                                  Worcester MA 01653

Allmerica Funds                                   440 Lincoln Street            Investment Company
                                                  Worcester MA 01653

Allmerica, Inc.                                   440 Lincoln Street            Common employer for Allmerica Financial Corporation
                                                  Worcester MA 01653            entities

Allmerica Institutional Services, Inc.            440 Lincoln Street            Accounting, marketing and shareholder services for
(formerly known as 440 Financial Group            Worcester MA 01653            investment companies
of Worcester, Inc.)

Allmerica Investment Management Company, Inc.     440 Lincoln Street            Investment advisory services
                                                  Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street            Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street            Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street            Insurance Agency
                                                  Worcester MA 01653

Allmerica Property & Casualty Companies, Inc.     440 Lincoln Street            Holding Company
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street            Investment Company
                                                  Worcester MA 01653


Allmerica Services Corporation                    440 Lincoln Street            Internal administrative services provider to
                                                  Worcester MA 01653            Allmerica Financial Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street            Limited purpose national trust company
                                                  Worcester MA 01653

AMGRO, Inc.                                       100 North Parkway             Premium financing
                                                  Worcester MA 01605

APC Funding Corp.                                 440 Lincoln Street            Special purpose funding vehicle for commercial
                                                  Worcester MA 01653            paper

Beltsville Drive Limited Partnership              440 Lincoln Street            Real estate partnership
                                                  Worcester MA 01653

Citizens Corporation                              440 Lincoln Street            Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River          Multi-line property and casualty insurance
                                                  Howell MI 48843

Citizens Insurance Company of Illinois            333 Pierce Road               Multi-line property and casualty insurance
                                                  Itasca IL 60143

Citizens Insurance Company of the Midwest         3950 Priority Way             Multi-line property and casualty insurance
                                                  South Drive, Suite 200
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street           Multi-line property and casualty insurance
                                                  P.O. Box 342250
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River          Services management company
                                                  Howell MI 48843

First Allmerica Financial Life Insurance          440 Lincoln Street            Life, pension, annuity, accident and health
Company (formerly State Mutual Life               Worcester MA 01653            insurance company
Assurance Company of America)

Greendale Special Placements Fund                 440 Lincoln Street            Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance Company            100 North Parkway             Multi-line property and casualty insurance
                                                  Worcester MA 01605

The Hanover Insurance Company                     100 North Parkway             Multi-line property and casualty insurance
                                                  Worcester MA 01605

Hanover Texas Insurance Management Company, Inc.  801 East Campbell Road        Attorney-in-fact for Hanover Lloyd's Insurance
                                                  Richardson TX 75081           Company

Hanover Lloyd's Insurance Company                 801 East Campbell Road        Multi-line property and casualty insurance
                                                  Richardson TX 75081

Linder Skokie Real Estate Corporation             440 Lincoln Street            Real estate holding company
                                                  Worcester MA 01653


Lloyds Credit Corporation                         440 Lincoln Street            Premium financing service franchises
                                                  Worcester MA 01653

Logan Wells Water Company, Inc.                   603 Heron Drive               Water Company serving land development investment
                                                  Bridgeport NJ 08014

Massachusetts Bay Insurance Company               100 North Parkway             Multi-line property and casualty insurance
                                                  Worcester MA 01605

SMA Financial Corp.                               440 Lincoln Street            Holding Company
                                                  Worcester MA 01653

Somerset Square, Inc.                             440 Lincoln Street            Real estate holding company
                                                  Worcester MA 01653

Sterling Risk Management Services, Inc.           440 Lincoln Street            Risk management services
                                                  Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS


     As of October 1, 1997 there were 619 Contract holders of qualified Contracts and 885 Contract holders of non-qualified contracts.


ITEM 28.  INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for any breach of the director's duty of loyalty to the Company or its policyholders;
     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;
     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c. 156B
          Section 62;
     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29.  PRINCIPAL UNDERWRITERS


     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account, Group VEL Account, Allmerica Select Separate Account II, Separate Account KG, KGC, Separate Account Fulcrum, and Fulcrum Variable Life Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - VEL II Account, Inheiritage Account, Separate Account I, Allmerica Select, Separate Account VA-K, VA-P, Separate Account KG, Separate Account KGC, Separate Account Fulcrum of First Allmerica Financial Life Insurance Company

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

          440 Lincoln Street
          Worcester, Massachusetts 01653


     NAME                               POSITION OR OFFICE WITH UNDERWRITER

     Edward T. Berger                   Vice President and Chief Compliance
                                        Officer

     Emil J. Aberizk                    Vice President

     Abigail M. Armstrong               Secretary and Counsel

     Richard F. Betzler, Jr.            Vice President

     Philip J. Coffey                   Vice President

     Thomas P. Cunningham               Vice President, Chief Financial Officer
                                        and Controller

     John F. Kelly                       Director

     William F. Monroe, Jr.             Vice President

     David J. Mueller                   Vice President

     John F. O'Brien                    Director

     Stephen Parker                     Director, President and Chief Executive
                                        Officer

     Edward J. Parry, III               Treasurer

     Richard M. Reilly                  Director

     Eric A. Simonsen                   Director

     Mark Steinberg                     Senior Vice President



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.


ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission
          such   supplementary  and  periodic information,  documents,  and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("First Allmerica"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service- Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 17th day of November 1997.


                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE  INSURANCE COMPANY

                              By:   /s/ Abigail M. Armstrong
                                   ---------------------------------
                                   Abigail M. Armstrong
                                   Secretary and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title                                                       Date
---------                               -----                                                       ----

 /s/ John F. O'Brien                    Director, President and Chief Executive Officer             November 17, 1997
--------------------------------
John F. O'Brien

 /s/ Bruce C. Anderson                  Director and Vice President
--------------------------------
Bruce C. Anderson

 /s/  Robert E. Bruce                   Director and Vice President
--------------------------------
Robert E. Bruce

 /s/ John P. Kavanaugh                  Director, Vice President and
--------------------------------        Chief Investment Officer
John P. Kavanaugh

 /s/ John F. Kelly                      Director, Senior Vice President and General
--------------------------------        Counsel
John F. Kelly

 /s/ J. Barry May                       Director
--------------------------------
J. Barry May

 /s/ James R. McAuliffe                 Director
--------------------------------
James R. McAuliffe

 /s/ Edward J. Parry, III               Director, Vice President, Treasurer and Chief
--------------------------------        Accounting Officer
Edward J. Parry, III

 /s/ Richard M. Reilly                  Director and Vice President
--------------------------------
Richard M. Reilly

 /s/ Eric A. Simonsen                   Director, Vice President and Chief Financial
--------------------------------        Officer
Eric A. Simonsen

 /s/ Phillip E. Soule                   Director and Vice President
--------------------------------
 Phillip E. Soule


                                 EXHIBIT TABLE


           Exhibit 9    Consent and Opinion of Counsel

           Exhibit 10   Consent of Independent Accountants